Supplement dated August 1, 2023 to the Summary Prospectus and Prospectus each dated May 1, 2023, as may be revised or supplemented from time to time, for the following fund:

Natixis Oakmark International Fund

(the “Fund”)

Effective immediately, Eric Liu will join the portfolio management team of the Fund. Accordingly, effective immediately, the subsection “Portfolio Managers” in the section “Management” within the Summary Prospectus and the Prospectus is amended to include the following:

Eric Liu, CFA®, Vice President, portfolio manager and analyst of Harris Associates, has served as a co-portfolio manager of the Fund since 2023.

Effective immediately, the subsection “Meet the Fund’s Portfolio Managers” under the section “Management Team” in the Prospectus is amended to include the following:

Eric Liu, CFA® – Eric Liu has co-managed the Natixis Oakmark International Fund since 2023. Mr. Liu, Vice President, portfolio manager and analyst of Harris Associates, joined the firm in 2009. He manages the Fund’s non-U.S. holdings. Mr. Liu received a B.A. from the University of California Los Angeles and an M.B.A. from the University of Chicago. Mr. Liu holds the designation of Chartered Financial Analyst® and has over 21 years of investment experience.

Supplement dated August 1, 2023 to the Statement of Additional Information dated May 1, 2023, as may be revised or supplemented from time to time, for the following fund:

Natixis Oakmark International Fund

(the “Fund”)

Effective immediately, Eric Liu will join the portfolio management team of the Fund. Accordingly, effective immediately, the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” are amended to include the following:

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Mr. Liu as of June 30, 2023:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Eric Liu (Harris Associates)	2	$1.9 billion	0	0	23	$9.9 billion	2	$64.4 million	6	$1 billion	1	$210.5 million

Portfolio Managers’ Ownership of Fund Shares

As of June 30, 2023, Mr. Liu did not own shares of the Fund.